Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 337,713	$ 295,303
Container leaseback financing receivable, net	266,168	$ 271,658
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2020	43,919
2019	170,708
2018	49,369
2017	7,982
2016	10,340
Prior	56,382
Net investment in finance leases, net	338,700
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	266,637
Container leaseback financing receivable, net	266,637
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2020	43,702
2019	123,617
2018	24,816
2017	7,823
Prior	47,177
Net investment in finance leases, net	247,135
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	222,285
Container leaseback financing receivable, net	222,285
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
2019	39,111
2018	22,949
2017	82
2016	9,127
Prior	7,093
Net investment in finance leases, net	78,362
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	44,352
Container leaseback financing receivable, net	44,352
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2020	217
2019	7,980
2018	1,604
2017	77
2016	1,213
Prior	2,112
Net investment in finance leases, net	$ 13,203